Contract revenue - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capitalized Contract Cost [Line Items]
Contract with customer, asset	$ 2,500	$ 2,400
Contract assets representing accrued revenues not yet billed	42	32
Contract with customer, liability	163	167
Contract with customer, liability, revenue recognized	113
Incremental costs for obtaining contracts
Capitalized Contract Cost [Line Items]
Capitalized contract costs	$ 64	73
Capitalized contract cost, amortization period	9 years
Capitalized contract cost, amortization	$ 20	21	$ 22
Costs to fulfill contract
Capitalized Contract Cost [Line Items]
Capitalized contract costs	23	15
Capitalized contract cost, amortization	$ 1	$ 5	$ 5
Costs to fulfill contract | Minimum
Capitalized Contract Cost [Line Items]
Capitalized contract cost, amortization period	7 years
Costs to fulfill contract | Maximum
Capitalized Contract Cost [Line Items]
Capitalized contract cost, amortization period	9 years